Deferred Income Tax Assets And Liabilities (Details) - Recast [Member] - USD ($)	Apr. 30, 2022	Apr. 30, 2021
Deferred income tax assets / (liabilities)
Operating losses carried forward	$ 10,173,000	$ 10,010,000
Resource property	685,000	555,000
Share issuance costs	7,000	19,000
Other	21,000	12,000
Valuation allowance	(10,886,000)	(10,596,000)
Net deferred income tax assets